OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Government authorities	$ 32	$ 79
Prepaid expenses	707	604
Rent and motor leasing deposits	30	61
Others	163	43
Total other accounts receivable and prepaid expenses	$ 932	$ 787